Document and Entity Information	9 Months Ended
	Mar. 31, 2012	May 14, 2012
Document And Entity Information
Entity Registrant Name	Energizer Resources, Inc.
Entity Central Index Key	0001302084
Document Type	10-Q
Document Period End Date	Mar 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		156,697,178
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Assets
Cash and cash equivalents	$ 1,169,726	$ 4,536,275
Dual currency deposits	0	8,031,076
Amounts receivable and prepaid expenses	485,580	135,392
Marketable securities	3,505,587	40,403
Tax credits recoverable	0	12,073
Loan to related party	257,523	0
Total current assets	5,418,416	12,755,219
Equipment	0	6,667
Total assets	5,418,416	12,761,886
Liabilities and Stockholders' Equity
Accounts payable and accrued liabilities	749,102	689,857
Derivative liability	0	12,619
Total liabilities	749,102	702,476
Stockholders' Equity
Common stock, 350,000,000 shares authorized, $0.001 par value,156,697,178 issued and outstanding (June 30, 2011 -146,197,178)	156,697	146,197
Additional paid-in capital	69,673,556	63,998,735
Donated capital	20,750	20,750
Accumulated comprehensive loss	(39,336)	(32,432)
Accumulated deficit during exploration stage	(65,142,353)	(52,073,840)
Total stockholders' equity	4,669,314	12,059,410
Total liabilities and stockholders' equity	$ 5,418,416	$ 12,761,886

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized shares	350,000,000	350,000,000
Common stock, issued shares	156,697,178	146,197,178
Common stock, outstanding shares	156,697,178	146,197,178

Consolidated Unaudited Interim Statements of Operations (USD $)	3 Months Ended		9 Months Ended		97 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses
Stock-based compensation	1,513,530	0	3,631,321	237,710	22,668,884
Mineral exploration expense	1,117,823	196,961	3,277,674	1,106,906	21,945,630
Impairment loss on mineral properties	0	0	3,770,129	0	11,358,637
General and administrative	153,496	366,145	1,061,596	973,753	6,100,380
Professional and consulting fees	700,549	332,607	1,380,506	883,046	5,078,701
Depreciation	2,223	2,223	6,667	6,667	61,919
Donated services and expenses	0	0	0	0	18,750
Foreign currency translation (gain)/loss	(89,083)	(48,501)	14,859	(67,826)	(956,836)
Total expenses	3,398,538	849,435	13,142,752	3,140,256	66,276,065
Net loss from operations	(3,398,538)	(849,435)	(13,142,752)	(3,140,256)	(66,276,065)
Other Income:
Investment income / (loss)	45,656	27,011	74,239	27,047	829,859
Other income	0	0	0	0	303,853
Net loss	(3,352,882)	(822,424)	(13,068,513)	(3,113,209)	(65,142,353)
Unrealized (loss) gain from investments in marketable securities	10,000	8,575	(6,904)	(2,530)	(45,180)
Comprehensive loss	$ (3,342,882)	$ (813,849)	$ (13,075,417)	$ (3,115,739)	$ (65,187,533)
Net loss per share - basic and diluted	$ (0.02)	$ (0.01)	$ (0.09)	$ (0.03)
Weighted average shares outstanding - basic and diluted	154,001,134	132,084,283	149,243,214	117,577,323

Consolidated Interim Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		97 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012
Operating Activities
Net loss	$ (13,068,513)	$ (3,113,209)	$ (65,142,353)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	6,667	6,667	61,919
Donated services and expenses	0	0	20,750
Non-cash proceeds received	0	0	(74,000)
Dual currency deposits	90,551	0	72,095
Impairment loss on mineral properties	3,770,129	0	11,358,637
Stock based compensation	3,631,321	237,710	22,668,884
Issuance of shares and warrants for services rendered	0	168,100	168,100
Change in operating assets and liabilities:
Amounts receivable and prepaid expenses	(350,188)	(55,601)	(135,392)
Accounts payable and accrued liabilities	59,245	(70,537)	749,928
Tax credits recoverable	12,073	0	(245,186)
Non cash portion of marketable securities	(55,834)	0	(55,497)
Government grants received	0	0	245,186
Unrealized foreign exchange (loss)/gain in operating assets and liabilities	0	(13,496)	0
Net cash used in operating activities	(5,904,549)	(2,840,366)	(30,306,929)
Financing Activities
Proceeds from issuance of common stock, net	635,000	13,217,120	38,099,105
Exercise of warrants and stock options	69,000	464,200	955,500
Government grants received	0	22,903	0
Net cash provided by financing activities	704,000	13,704,223	39,054,605
Investing Activities
Mineral property acquisition costs	(2,420,129)	0	(3,419,973)
Purchase of property and equipment	0	0	(61,918)
Investment in dual currency deposits	(24,938,800)	0	(32,938,800)
Repemption of dual currency deposits	32,867,078	0	32,867,078
Loan to related party	(256,014)	0	(256,014)
Purchases of marketable securities	(3,418,135)	0	(3,418,135)
Net cash (used in) provided by investing activities	1,834,000	0	(7,227,762)
Increase (decrease) in cash and cash equivalents	(3,366,549)	10,863,857	1,519,914
Cash and cash equivalents - beginning of period	4,536,275	2,505,480
Cash and cash equivalents - end of period	1,169,726	13,369,337	1,169,726
Non-cash investing and financing activities:
Issuance of common stock or warrants for services	1,350,000	0	5,190,500
Issuance of common stock and warrants	0	168,000	5,811,125
Supplemental Disclosures:
Interest received	61,822	0	817,442
Income taxes paid	$ 0	$ 12,507	$ 12,507

Exploration Stage Company	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Exploration Stage Company

Energizer Resources Inc. (the "Company") was incorporated in the State of Nevada, United States of America on March 1, 2004 and reincorporated in the State of Minnesota on May 14, 2008. The Company is an Exploration Stage Company, as defined by ASC Topic-915, "Development Stage Entities". The Company's principal business is the acquisition and exploration of mineral resources. During fiscal 2008, the Company incorporated Energizer Resources (Mauritius) Ltd. (formerly Uranium Star (Mauritius) Ltd.), a Mauritius subsidiary and Energizer Resources Madagascar Sarl, a Madagascar subsidiary. During fiscal 2009, the Company incorporated THB Venture Ltd., a Mauritius subsidiary to hold the interest in Energizer Resources Minerals Sarl, a Madagascar subsidiary, which holds the Madagascar properties. During fiscal 2012, the Company incorporated Madagascar-ERG Joint Venture (Mauritius) Ltd., a Mauritius subsidiary and is in the process of incorporating ERG Madagascar Sarl, a Madagascar subsidiary. ERG (Madagascar) Sarl will be 100% owned by Madagascar-ERG Joint Venture (Mauritius) Ltd. which is owned 75% by Energizer Resources (Mauritius) Ltd. The Company has not yet fully determined whether its properties contain mineral reserves that are economically recoverable.

These condensed consolidated interim financial statements have been prepared on a going concern basis, which assumes that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has yet to generate revenue from mining operations or pay dividends and is unlikely to do so in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations. As at March 31, 2012, the Company has accumulated losses of $65,142,353. These condensed consolidated interim financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Significant Accounting Policies	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Significant Accounting Policies

Principals of Consolidation and Basis of Presentation

These condensed consolidated interim financial statements are presented in accordance with accounting principles generally accepted in the United States ("U.S. GAAP"), and are expressed in US dollars. These condensed consolidated interim financial statements include the accounts of Energizer Resources Inc. and its wholly-owned subsidiaries, Energizer Resources (Mauritius) Ltd., THB Ventures Ltd, Energizer Resources Madagascar Sarl, and Energizer Resources Minerals Sarl. In addition, these condensed consolidated interim financial statements include the Company's 75% interest in Madagascar-ERG Joint Venture (Mauritius) Ltd. and its subsidiary ERG (Madagascar) Sarl. All inter-company balances and transactions have been eliminated on consolidation. The Company's fiscal year end is June 30.

Condensed Consolidated Interim Financial Statements

These condensed consolidated interim financial statements have been prepared on the same basis as the annual financial statements and should be read in conjunction with those annual financial statements filed on Form 10-K for the year ended June 30, 2011. In the opinion of management, these condensed consolidated interim financial statements reflect adjustments, necessary to present fairly the Company's financial position, results of operations and cash flows for the periods shown. The results of operations for such periods are not necessarily indicative of the results expected for a full year or for any future period.

Fair Value of Financial Instruments Hierarchy

ASC Topic-820 establishes a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Cash and cash equivalents and marketable securities that the Company held were in Level 1 and dual currency deposits were in Level 2 within the fair value hierarchy. The three levels are as follows:

Level 1 - Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Level 1 includes marketable securities such as listed equities and U.S. government treasury securities.

Level 2 - Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using industry-standard models or other valuation methodologies. These models consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, current market and contractual prices for the underlying instruments as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace throughout the term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Instruments in this category include dual currency deposits, over the counter forwards, options and repurchase agreements.

Level 3 - Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value from the perspective of a market participant. Level 3 instruments include those that may be more structured or otherwise tailored to customers' needs. At each balance sheet date, the Company performs an analysis of all instruments subject to ASC Topic-820 and includes in Level 3 all of those whose fair value is based on significant unobservable inputs.

Recent Accounting Pronouncements Affecting The Company	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Recent Accounting Pronouncements Affecting The Company

The following are recent FASB accounting pronouncements which may have an impact on the Company's future condensed consolidated interim unaudited financial statements.

·	"Comprehensive Income (Topic 220): Presentation of Comprehensive Income": ("ASU 2011-05") was issued during June 2011. FASB issued guidance regarding the presentation of Comprehensive Income within financial statements. The guidance was effective for interim and annual periods beginning after December 15, 2011.
·	"Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment": ("ASU 2011-08") was issued during September 2011. FASB issued guidance on how to determine whether goodwill amounts on the balance sheet have been impaired. The guidance was effective for annual periods beginning after December 15, 2011 and interim periods within those years.
·	"Comprehensive Income (Topic 202): Deferral of the Effective date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No 2011-05": ("ASU 2011-12") was issued during December 2011. FASB provides clarification and guidance relating to the effects of reclassifications of amounts out of accumulated other comprehensive income and into net income. The guidance is effective for annual periods beginning after December 15, 2011 and interim periods within those years.
·	"Balance Sheet (Topic 201): Disclosures about Offsetting Assets and Liabilities": ("ASU 2011-11") was issued during December 2011. FASB issued guidance on how to determine whether it is appropriate to offset or net certain assets and liabilities on the balance sheet and the additional disclosure that this entails. The guidance is effective annual periods beginning on or after January 1, 2013.

The adoption of the Topic 220, Topic 350 and Topic 202 did not have a material impact on the Company's condensed consolidated interim financial statements. The Company is currently evaluating its impact of Topic 201 on these condensed consolidated interim financial statements.

Equipment	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Equipment

All of the Company's fixed assets were fully depreciated as of March 31, 2012 (June 30, 2011: $6,667). For the nine month period ended March 31, 2012, depreciation expense totaled $6,667 (March 31, 2011: $6,667).

Dual Currency Deposits	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Dual Currency Deposits

On March 31, 2012, the Company held a total of $nil (June 30, 2011: $8,000,000) with a Canadian bank in short term dual currency deposits ("DCD"), representing $nil (June 30, 2011: $4,000,000).

The Company invests in dual currency deposits ("DCD") under which it contracts to a foreign exchange strike rate at the inception of the contract. If the spot rate is less than the strike rate on the day of maturity, the Company will receive money in the invested currency. Conversely, if the spot rate is greater than the strike rate, the Company will receive money in the underlying currency and recognize a foreign exchange loss.

The Company uses this form of deposit to increase the interest rate, and hence its return, on its deposits and because it makes payments to vendors in both US dollars and Canadian dollars. Because of this, the Company is somewhat indifferent as to whether the deposit is returned in Canadian dollars or US dollars. This investment poses a greater risk when compared to investing excess cash in liquid and low risk money market deposits due to the fact that the movement in the underlying foreign exchange rates is uncertain.

Related Party Transactions and Balances	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Related Party Transactions and Balances

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making operating and financial decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions that are in the normal course of business and have commercial substance are measured at the exchange amount.

The following are the related party transactions for the nine month period ended March 31, 2012:

a)	The Company incurred a total of $59,550 (March 31, 2011: $48,810) in office administration and rent expense from a company related by common management.
b)	9,420,000 (March 31, 2011: 1,100,000) stock options were issued to related parties during the period with exercise prices between $0.20 and $0.30. These stock options which were valued at $2,145,231 (March 31, 2011: $237,710) were issued to directors, officers and relatives of directors.
c)	The Company incurred $595,446 (March 31, 2011: $576,315) in administrative, management and consulting fees to directors, officers and relatives of directors.
d)	The Company incurred $134,834 (March 31, 2011: $Nil) in charges from an mining and engineering firm to which one of the Company's directors serves as a senior officer and a director for.

The following are the related party balances as of for the nine month period ended March 31, 2012:

a)	Related party balances of $Nil (June 30, 2011: $168,000) were included in accounts payable and accrued liabilities and $34,319 (June 30, 2011: $Nil) in prepaid expenses.

b) The Company has recorded a short-term loan to a related party totaling $257,523 (June 30, 2011: $Nil).

This loan is interest bearing and is expected to be paid back in full within the next 12 months.

Marketable Securities	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Marketable Securities

Marketable securities consist of available-for-sale securities over which the Company does not have significant influence or control. These investments included $3,471,587 (June 30, 2011: $Nil) invested in a monthly income bond fund and $34,000 (June 30, 2011: $40,403) invested in TSX-Venture entities.

Mineral Properties	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Mineral Properties

Green Giant Property, Madagascar, Africa

On August 22, 2007, the Company entered into a joint venture agreement with Madagascar Minerals and Resources Sarl ("MMR"), a Madagascar incorporated company. The joint venture was established with the Company owning a 75% interest and MMR owning a 25% interest in the Green Giant Property. In order to acquire the 75% interest, the Company paid a total of $765,000, issued 1,250,000 common shares and 500,000 now expired share purchase warrants. Further, on December 10, 2007, the Company issued 1,250,000 common shares valued at $375,000 and 500,000 now expired share purchase warrants. As it has not yet determined whether the property has probable or proven reserves, the Company recognized an impairment loss during fiscal 2008 totaling $1,200,560 which represented the total cash paid and the value of common shares and share purchase warrants issued.

On July 9, 2009, the Company entered into an agreement with MMR to acquire the remaining 25% interest for $100,000. At this point the joint venture with MMR was terminated. MMR retains a 2% net smelter return (“NSR”). The NSR on this 25% portion can be acquired by the Company for $500,000 in cash or common shares for the first 1% and at a price of $1,000,000 in cash or common shares for the second 1% at the Company's option.

Malagasy Joint Venture Ground, Madagascar, Africa

On December 14, 2011, the Company entered into a Definitive Joint Venture Agreement (“JVA”) with Malagasy Minerals Limited (“Malagasy”) (Australian Stock Exchange: MGY) to acquire a 75% interest to explore and develop a defined group of industrial minerals (which includes graphite, vanadium as well as approximate 25 other minerals). Malagasy will retain its 25% interest. The new land position covers an area totaling 2,119 research permits and 827.7 square kilometres. This land portfolio is mainly adjacent to the south and east of the Company's Green Giant Property in the country of Madagascar. Under the terms of the JVA, the Company paid Malagasy a total of $2,261,690 and issued 7,500,000 of the Company's shares valued at $1,350,000. Malagasy has a free carried interest until the Company delivers a Bankable Feasibility Study (“BFS”). Upon the delivery of a BFS, Malagasy will be required to contribute its 25% interest in the development and mining operations. Should either party's interest subsequently fall below 10%, their position will be diluted to a 2% NSR. As it has not yet determined whether the property has probable or proven reserves, the Company recognized an impairment loss during fiscal 2012 totaling $3,770,129 which represented the total cash paid and the value of common shares issued as well as legal and other professional fees paid.

Sagar Property - Romanet Horst, Labrador Trough, Quebec, Canada

The Company holds 219 claims located in northern Quebec, Canada which were acquired from Virginia Mines Inc. ("Virginia") on May 2, 2006. Virginia retains a 2% NSR on the ground.

Common Stock	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Common Stock

a)	On July 2, 2010, the Company issued 500,000 common share purchase warrants valued at $78,100 to a company who assisted the with the Company's in listing on the TSX Venture Exchange. The share purchase warrants were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.54%; expected volatility - 172%; dividend yield - NIL; and expected life - 4 years.

b)	On October 21, 2010, the Company issued 1,100,000 stock options to a director of the Company valued at $237,710. The stock options, which vested immediately, were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.54%; expected volatility - 172%; dividend yield - NIL; and expected life - 4 years.
c)	On December 17, 2010, the Company issued 200,000 shares of common stock valued at $90,000 pursuant to a contract with a party to provide advisory services in China.
d)	During January and February 2011, the Company closed a private placement of 30,936,654 units for gross proceeds of $13,921,495. Each unit consisted of one common share and one half of one common share purchase warrant. Each of the 15,468,327 warrants issued can be used to purchase one common share at an exercise price of $0.75 for two years from the date of issue. In connection with the private placement, the Company paid $704,115, TSX-V fees of $38,411 and 1,564,700 compensation warrants. The compensation warrant entitles the holder to acquire one unit at $0.45 per unit and expire on February 25, 2013.
e)	During the year ended June 30, 2011, the Company issued 4,549,500 shares of common stock for consideration of $886,500. The shares were issued pursuant to the exercise of several share purchase warrants.
f)	On July 1, 2011, the Company issued 5,175,000 stock options to directors, officers and consultants of the Company valued at $1,364,648. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.95%; expected volatility - 137%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.
g)	On October 24, 2011, the Company issued 1,850,000 stock options to directors, officers and consultants of the Company valued at $321,530. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.60%; expected volatility - 133%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.
h)	On December 16, 2011, the Company issued 2,365,000 stock options to directors, officers and consultants of the Company valued at $431,613. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.60%; expected volatility - 133%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.
i)	On December 16, 2011, the Company issued 7,500,000 shares of common stock at $0.18 per share valued at $1,350,000 as consideration for the Joint Venture Agreement with Malagasy Minerals Ltd.
j)	On March 4, 2012, the Company issued 460,000 shares of common stock for consideration of $69,000. The shares were issued pursuant to the exercise of stock options.
k)	On March 7, 2012, the Company issued 6,275,000 stock options to directors, officers and consultants of the Company valued at $1,513,530. The stock options were valued using the Black-Scholes pricing model with the following assumptions: risk free interest rate - 1.00%; expected volatility - 131%; dividend yield - NIL; and expected life - 5 years. These stock options vested on the grant date.
l)	On March 25, 2012, the Company closed a private placement with DRA Minerals Inc whereby it raised a total of $635,000 by issuing 2,540,000 common stock at $0.25 per share.

Stock Options	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Stock Options

On March 9, 2006, the Company filed a Form S-8 registration statement in connection with its newly adopted 2006 Stock Option Plan (the “2006 Plan”) allowing for the direct award of shares or granting of stock options to acquire up to a total of 2,000,000 common shares. On December 18, 2006, February 16, 2007, July 11, 2007, September 29, 2009, May 3, 2011 and March 1, 2012 the 2006 Plan was amended to increase the stock option pool by a total of 25,000,000 additional common shares.

The following table summarizes the continuity of the Company's stock options, all of which vest on the grant date:

	Number of Options	Weighted-Average Exercise Price ($)
Outstanding and exercisable, June 30, 2010	13,620,000	0.30
Granted	1,100,000	0.25
Cancelled	(590,000)	0.57

Outstanding and exercisable, June 30, 2011	14,130,000	0.29
Granted	15,665,000	0.27
Exercised	(460,000)	0.15
Expired	(2,475,000)	0.15
Cancelled	(3,300,000)	0.31

Outstanding and exercisable, March 31, 2012	23,560,000	0.29

The following is a summary stock options outstanding as of March 31, 2012:

Exercise	Number of	Expiry
Price ($)	Stock Options	Date

0.15	2,395,000	July 11, 2012
0.35	750,000	September 2, 2013
0.40	5,350,000	May 11, 2014
0.30	4,575,000	July 1, 2016
0.20	1,850,000	October 24, 2016
0.21	2,365,000	December 1, 2016
0.28	6,275,000	March 7, 2017

0.29	23,560,000

Warrants	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Warrants

The following table summarizes the continuity of the Company's warrants:

	Number of Warrants	Exercise Price ($)

Outstanding, June 30, 2010	31,889,667	0.41
Granted	17,737,028	0.70
Exercised	(4,549,500)	0.19
Expired	(511,500)	0.20

Outstanding, June 30, 2011	44,565,695	0.55
Expired	(946,000)	0.37

Outstanding, March 31, 2012	43,619,695	0.56

The following is a summary warrants outstanding as of March 31, 2012:

Exercise	Number of	Expiry
Price ($)	Warrants	Date

0.75	15,468,328	January 28, 2013 - February 25, 2013
0.45	1,564,700	February 25, 2013
0.50	870,000	March 15, 2013
0.30	400,000	March 15, 2013
0.15	3,650,000	April 26, 2013
0.50	21,666,667	May 5, 2013

	43,619,695

Loss Per Share	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Loss Per Share

Basic and diluted loss per share is computed using the weighted average number of common stock outstanding. Diluted loss per share and the weighted average number of shares of common stock exclude all potentially dilutive shares since their effect is anti-dilutive. As at March 31, 2012, there were a total of 67,179,695 (March 31, 2011: 61,318,695) potentially dilutive stock options and warrants outstanding.